Significant Accounting Policies (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration risk percentage	93.00%	91.00%	84.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	24.00%	18.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	33.00%	34.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	17.00%	16.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	10.00%	10.00%
Major customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	7.00%	6.00%